Deferred Tax Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences on investments in subsidiaries the Controlling Company did not recognize deferred tax liabilities	₩ 85,368	₩ 103,946
Recognized deferred tax assets in relation to tax credit carryforwards	₩ 308,393
Statutory tax rate attributable to owners of the Controlling Company	(70.94%)	(0.50%)	5.52%
Effective applicable tax rate	(33.60%)	28.54%	33.49%
Tax expense (income) at applicable tax rate	₩ 30,695	₩ 665,733	₩ 440,753
Parent [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Statutory tax rate attributable to owners of the Controlling Company		24.20%
Effective applicable tax rate		27.50%
Tax expense (income) at applicable tax rate		₩ 300,000